Inventories (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014
Inventory Disclosure [Abstract]
Percentage of LIFO Inventory	60.00%		60.00%
Raw materials	$ 2,467		$ 2,986
Work-in-process	1,857		2,455
Finished goods	5,122		6,504
Supplies	254		260
Total inventories	9,700		$ 12,205
Long-term material purchase obligations	$ 1,407
Effect of LIFO Inventory Liquidation on Cost of goods sold		$ 115
Effect of LIFO Inventory Liquidation on Income		$ 81
Effect of LIFO Inventory Liquidation on Profit Per Share		$ 0.12